Debt (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Debt

	2011 (1)	2012 (1)	Weighted average interest rate December 31, 2012	Maturity
ECA-guaranteed financings	$1,662,810	$1,675,387	2.47%	2024
ALS I debt	640,332	-	-%	-
ALS II debt	693,180	572,270	2.06%	2038
AerFunding revolving credit facility	461,421	538,024	3.11%	2016
Genesis securitization debt	624,973	549,288	0.45%	2032
TUI portfolio acquisition facility	262,302	188,393	1.79%	2015
SkyFunding I and II facilities	133,669	507,475	3.83%	2022
Senior unsecured notes due 2017	-	300,000	6.38%	2017
Subordinated debt joint ventures partners(3)	64,280	64,280	19.35%	2022
Other debt	1,568,198	1,408,382	3.71%	2023
	$6,111,165	$5,803,499

(1)        As of December 31, 2012, we remain in compliance with the respective financial covenants across the Company’s various debt obligations.

(2)        The weighted average interest rate in the table above is calculated based on the US dollar LIBOR rate as of December 31, 2012, and excludes the impact of related derivative instruments which we hold to hedge our exposure to interest rates as well as any amortization of the debt issuance costs.

(3)            Subordinated debt issued to two of our joint venture partners in 2008 and 2010.

Schedule Of Maturities Of Debt And Capital Lease Obligations

Debt maturing
2013	$ 721,140
2014	698,839
2015	911,682
2016	1,014,043
2017	813,565
Thereafter	1,644,230
$ 5,803,499

ECA-Guaranteed Financings [Member]
Schedule Of Debt

		Amount outstanding
		December 31, 2012	Interest rate
		(US dollars in thousands)
2008 A330 & A320 Facility	Floating rate tranches	$ 63,910	Three-month LIBOR plus 1.47%
	Fixed rate tranches	658,596	3.20%
2009 A320 Facility	Floating rate tranches	58,531	Three-month LIBOR plus 1.11%
	Fixed rate tranches	89,466	4.23%
ECA A330 Capital Market facilities	Fixed rate tranches	185,176	3.60%
2012 Facilities	Fixed rate tranches	240,017	2.29%
Total		$ 1,295,696

Other ECA-Guaranteed Financings [Member]
Schedule Of Debt

	Amount outstanding
	December 31, 2012	Interest rate
	(US dollars in thousands)
Floating Rate Tranches	$ 381,085	Three-month LIBOR plus 0.32%
Purchase accounting fair value adjustments	(1,395)
	$ 379,690

ALS II [Member]
Schedule Of Debt

Amount outstanding
	December 31, 2012	Interest rate
(US dollars in thousands)
Class A-1 Notes	$ 550,912	One-month LIBOR plus 1.85%
Class A-2 Notes	21,357	One-month LIBOR plus 1.85%
Total	$ 572,269

AerFunding Revolving Credit Facility [Member]
Schedule Of Interest Rate Terms

Applicable
Margin
Borrowing period (1)	2.90%
Period from June 10, 2013 to June 9, 2014	3.90%
Period from June 10, 2014 to June 9, 2015	4.40%
Period from June 10, 2015 to June 9, 2016	4.90%
(1)The borrowing period is until June 9, 2013, after which the loan converts to a term loan.

Genesis Securitization [Member]
Schedule Of Debt

Amount outstanding
	December 31, 2012	Interest rate
(US dollars in thousands)
Class G-1 Notes	$ 549,288	One-month LIBOR plus 0.24%

TUI Portfolio Acquisition Facility [Member]
Schedule Of Debt

Amount outstanding
	December 31, 2012	Interest rate
(US dollars in thousands)
Senior Facility	$ 188,393	One-month LIBOR plus 1.58%

Skyfunding I And II Facilities [Member]
Schedule Of Debt

		Amount outstanding
		December 31, 2012	Interest rate
		(US dollars in thousands)
SkyFunding I	Floating rate aircraft	$ 190,790	Three-month LIBOR plus 2.85%
	Fixed rate aircraft	189,498	4.43%
SkyFunding II	Floating rate aircraft	63,789	Three-month LIBOR plus 3.15%
	Fixed rate aircraft	63,398	4.42%
Total		$ 507,475